Investment in Associates and Joint Ventures (Tables)	9 Months Ended
Jul. 31, 2023
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements
Summarized Financial Information

(millions of Canadian dollars)				As at

			June 30 2023	September 30 2022
Total assets			$677,207	$797,759
Total liabilities			628,026	746,596

(millions of Canadian dollars)	For the three months ended		For the nine months ended

	June 30 2023	June 30 2022	June 30 2023	June 30 2022
Total net revenues	$6,253	$6,501	$20,633	$18,350
Total net income available to common stockholders	1,575	2,109	6,119	5,554
Total other comprehensive income (loss)	(54)	(6,353)	3,277	(21,911)
Total comprehensive income (loss)	1,521	(4,244)	9,396	(16,357)